Goodwill	12 Months Ended
Dec. 31, 2019
Goodwill
Goodwill

8. Goodwill

The changes in the carrying amount of goodwill for the years ended December 31, 2017, 2018 and 2019 were as follows:

Amount
RMB
Balance at January 1, 2017	4,157,111
Increase in goodwill related to acquisition of COE Business	84,430
Balance at December 31, 2017, 2018 and 2019	4,241,541